Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	12 Months Ended
Feb. 28, 2017 CAD
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	CAD 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	2.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	CAD 637,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	3.16
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	CAD 637,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	CAD 3.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	3.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	CAD 189,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	2.62
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	3.26
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	CAD 189,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	3.26
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	CAD 4.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	15.75
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	CAD 42,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	0.87
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	8.90
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	CAD 42,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	8.90
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	CAD 868,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	CAD 868,000